Organization and Operations (Details Narrative) - USD ($)	Oct. 02, 2015	Mar. 31, 2016
Number of common stock issued	38,037,120
Convertible note principal amount		$ 867,578
Share Exchange Agreement [Member] | Klear Kapture, Inc [Member]
Number of shares exchange for unregistered common stock	380,037,120
Number of common stock issued	10,000
Percentage of shares issued and outstanding	100.00%
Number of common stock shares purchased during the period	53,332,576
Common stock purchase price per share	$ 0.0032
Number of common stock purchased during the period	$ 345,000
Share Exchange Agreement [Member] | Former Executive Officers And Directors [Member]
Number of common stock shares purchased during the period	107,261,000
Number of common stock purchased during the period	$ 345,000
Share Exchange Agreement [Member] | Three Accredited Investors [Member]
Convertible note principal amount	$ 617,578
Debt interest rate	3.85%
Notes converted to shares of common stock	26,426,620